FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 6: — FINANCIAL INSTRUMENTS

a.Financial risk management objectives and policies:

The Company’s operations are exposed to various financial risks, such as market risk (mainly foreign currency risk), credit risk and liquidity risk. The Company’s comprehensive risk management plan focuses on measures to minimize possible negative effects on the financial performance of the Company.

Risk management is performed by the Company’s Board. The Board identifies, measures and manages financial risks in collaboration with the Company’s operating units. The Company’s Board of Directors has provided guidelines for risk management, and specific policies for various risk exposures, such as foreign currency risk and excess-liquidity investments.

1.Foreign currency risk:

Transactional foreign currency exposures represent risks associated with financial assets or liabilities denominated in currencies other than the functional currency of the transacting entity.

The Company operates primarily in Israel, Spain and the Palestinian Authority and has an exchange rate risk as it earns revenue in EURO (“EUR”) and incurs fixed expenses in New Israeli Shekel (“NIS”) and EUR, which differs from its functional currency.

As of December 31, 2022, the Company has excess financial and lease liabilities over financial assets denominated in currencies other than USD in total amount of $600 (as of December 31, 2021 - $1,242). Transaction exposures arise in the normal course of business.

The Company monitors transactional foreign currency risks, including currency position and future expected exposures. The Company uses non-designated hedges to mitigate the risks, mainly associated with foreign currency risk of changes in NIS for the Israeli Subsidiary.

The impact on the Company’s loss before taxes on income due to changes in the carrying amount of monetary assets and liabilities resulting from a reasonably possible changes in NIS and EUR exchange rates, with all other variables held constant, is not material.

2.Credit risk:

The Company holds cash and cash equivalents and user funds with various financial institutions and third-party payment service providers. Its policy is to spread its investments among various institutions. In accordance with this policy, the Company invests its funds with stable financial institutions.

The Company consistently monitors trade balances that are past due, and accordingly has recognized specifically allocated provision for doubtful accounts in an amount equal to the lifetime expected credit loss associated with each outstanding past due balance.

3.Liquidity risk:

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations arising from its financial liabilities that are settled by delivering cash or other financial assets.

Liquidity risk is managed on a group-wide basis. The Company’s approach to managing liquidity is to ensure it will have sufficient liquidity to meet its financial liabilities when due, including obtaining additional capital from investors and credit lines from banks and financial institutions.

NOTE 6: — FINANCIAL INSTRUMENTS (continued)

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments (including interest payments):

December 31, 2022

	Less than one year	1 to 2 years	2 to 3 years	Total
Trade payables	$3,234	$—	$—	$3,234
User accounts	3,328	—	—	3,328
Accrued expenses and other payables	4,750	—	—	4,750
Short-term bank loan and credit	2,505	—	—	2,505
Lease liabilities	657	422	2	1,081
Contingent consideration	286	1,250	1,000	2,536
	$14,760	$1,672	$1,002	$17,434

December 31, 2021:

	Less than one year	1 to 2 years	2 to 3 years	Total
Trade payables	$587	$—	$—	$587
User accounts	9,201	—	—	9,201
Accrued expenses and other payables	2,873	—	—	2,873
Lease liabilities	702	658	467	1,827
Contingent consideration	300	300	—	600
	$13,663	$958	$467	$15,088

Changes in liabilities arising from financing activities:

					Total
					liabilities
					arising
				Short-term	from
	Long-term	Lease	Contingent	bank loan and	financing
	bank loan	liabilities	consideration	credit	activities
Balance as of December 31, 2020	$368	$2,020	$—	$—	$2,388
New leases	—	305	—	—	305
Modification	—	49	—	—	49
Contingent payment for a business combination	—	—	1,375	—	1,375
Cash flows	(364)	(574)	—	—	(938)
Currency revaluations	(4)	(57)	—		(61)
Balance as of December 31, 2021	—	1,743	1,375	—	3,118
New leases	—	74	—	—	74
Contingent payment for a business combination	—	—	1,768	—	1,768
Changes in the fair value of contingent consideration	—	—	(1,037)	—	(1,037)
Cash flows	—	(688)	—	2,505	1,817
Currency revaluations	—	(121)	—	—	(121)
Balance as of December 31, 2022	$—	$1,008	$2,106	$2,505	$5,619

NOTE 6: — FINANCIAL INSTRUMENTS (continued)

b.Fair value:

The carrying amounts of cash and cash equivalents, user funds, trade receivables, other receivables, other long-term assets, trade payables, user accounts and other payables approximate their fair values due to the short-term maturities of such instruments.

The fair value of the contingent payments recorded as part of the acquisition of 7LFreight and Clearit (see Note 5) was estimated using a valuation method based mainly on the current fair value and standard deviation of the Company’s Ordinary share, as well as on certain other management estimations of the probability of meeting certain performance indicators.

The following table presents the fair value measurement hierarchy for the Company’s financial instruments assets and liabilities carried at fair value:

As of December 31, 2022:

	Fair value hierarchy
	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables - hedge instruments	$12	$—	$—	$12
Liabilities measured at fair value:
Other current liabilities - contingent payment for a business combination	—	—	(729)	(729)
Other current payables - hedge instruments	(66)	—	—	(66)
Other long-term liabilities - contingent payment for a business combination	$—	$—	$(1,377)	$(1,377)

As of December 31, 2021:

	Fair value hierarchy
	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other current receivables - hedge instruments	$19	$—	$—	$19
Liabilities measured at fair value:
Other current liabilities - contingent payment for a business combination	—	—	(688)	(688)
Other current payables - hedge instruments	(10)	—	—	(10)
Other long-term liabilities - contingent payment for a business combination	$—	$—	$(687)	$(687)

There were no transfers from Level 1 to Level 2 during the reporting periods.

The changes in level 3 in the period of twelve months ended December 31, 2022 were as follows:

	Accrued
	expenses and	Other long-
	other	term
	payables	liabilities	Total

Fair value as of December 31, 2021	$688	$687	$1,375
Business combination (see Note 5a)	—	1,768	1,768
Change in fair value	(263)	(774)	(1,037)
Classification of current maturity	304	(304)	—
	$729	$1,377	$2,106